UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Patrick F. Quan

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund, Inc.® Investment portfolio June 30, 2013

Unaudited

Common stocks 92.21%
		Value
Consumer discretionary 20.35%	Shares	(000)

Netflix, Inc.[1]	1,301,123	$274,654
Lions Gate Entertainment Corp.[1,2]	8,066,121	221,576
Tesla Motors, Inc.[1]	1,602,153	172,119
Domino’s Pizza, Inc.[2]	2,940,000	170,961
DSW Inc., Class A	2,246,500	165,050
Paddy Power PLC	1,681,726	144,300
ASOS PLC[1]	2,174,955	133,809
Mr Price Group Ltd.	8,911,170	121,429
Melco International Development Ltd.	57,663,000	108,991
TOD’S SpA	744,000	105,171
Five Below, Inc.[1]	2,584,833	95,018
Rightmove PLC	2,756,427	87,369
Dollarama Inc.	1,155,000	80,840
Melco Crown Entertainment Ltd. (ADR)[1]	3,350,000	74,906
Ted Baker PLC[2]	2,858,793	73,917
Tiffany & Co.	947,000	68,980
Liberty Global PLC, Class A1	495,098	36,677
Liberty Global PLC, Class C1	369,694	25,099
Chow Sang Sang Holdings International Ltd.	29,946,000	60,772
L’Occitane International SA	21,662,750	58,374
CTC Media, Inc.	5,204,000	57,869
Tile Shop Holdings, Inc.[1]	1,955,000	56,617
Domino’s Pizza Group PLC	5,289,000	53,937
William Hill PLC	7,947,800	53,297
Wendy’s Co.	9,123,000	53,187
Minth Group Ltd.	32,284,000	50,199
John Wiley & Sons, Inc., Class A	1,237,483	49,611
Inchcape PLC	6,465,600	49,268
Techtronic Industries Co. Ltd.	19,300,000	46,184
Gentex Corp.	1,954,567	45,053
SeaWorld Entertainment, Inc.	1,281,700	44,988
Jumbo SA	4,396,965	43,497
Arcos Dorados Holdings Inc., Class A	3,715,000	43,391
Domino’s Pizza Enterprises Ltd.[2]	4,232,300	43,235
Penske Automotive Group, Inc.	1,412,000	43,123
PT Ace Hardware Indonesia Tbk	565,347,000	42,152
Brunello Cucinelli SpA	1,672,530	41,342
Entertainment One Ltd.[1]	13,659,782	40,202
PT Matahari Department Store Tbk[1]	34,388,000	40,192
Jubilant FoodWorks Ltd.[1]	2,220,098	39,048
Jarden Corp.[1]	862,500	37,734
lululemon athletica inc.[1]	567,200	37,163
YOOX SpA[1]	1,641,469	35,276
Brinker International, Inc.	890,000	35,093
Bloomin’ Brands, Inc.[1]	1,400,000	34,832
Hyundai Home Shopping Co., Ltd.	256,200	34,435
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

SodaStream International Ltd.[1]	450,000	$32,693
Group 1 Automotive, Inc.	490,000	31,522
HUGO BOSS AG	280,231	30,859
Leggett & Platt, Inc.	990,000	30,779
Parkson Retail Asia Ltd.	23,182,000	30,178
PT Global Mediacom Tbk	137,011,500	29,680
Ocado Group PLC[1]	6,533,708	29,643
Mothercare PLC[1,2]	4,480,000	29,368
Coway Co., Ltd.	581,000	28,387
Autoneum Holding AG2	373,780	27,958
Giordano International Ltd.	30,850,000	26,928
START TODAY Co., Ltd.	1,374,000	26,876
Café de Coral Holdings Ltd.	8,878,000	26,556
Daily Mail and General Trust PLC, Class A, nonvoting	2,210,000	25,865
Navitas Ltd.	4,625,000	24,406
Winnebago Industries, Inc.[1]	1,161,516	24,380
Boyd Gaming Corp.[1]	2,049,000	23,154
Ekornes ASA	1,445,850	23,088
CJ Home Shopping Co., Ltd.	76,100	22,989
Cox and Kings (India) Ltd.[2]	10,592,000	22,253
Cox and Kings (India) Ltd. (GDR)[2,3]	330,000	693
Valeo SA, non-registered shares	365,000	22,940
Lennar Corp., Class A	619,000	22,309
Unibet Group PLC (SDR)	662,500	22,179
TAKKT AG	1,456,778	21,996
Zee Entertainment Enterprises Ltd.	5,385,000	21,390
Home Inns & Hotels Management Inc. (ADR)[1]	796,000	21,261
Bloomberry Resorts Corp.[1]	99,950,200	20,823
Zhongsheng Group Holdings Ltd.	18,154,000	20,083
CTS Eventim AG	497,922	20,072
ValueVision Media, Inc., Class A1,2	3,875,293	19,803
Ctrip.com International, Ltd. (ADR)[1]	588,300	19,196
Weight Watchers International, Inc.	382,000	17,572
Toll Brothers, Inc.[1]	471,800	15,395
Headlam Group PLC	2,809,685	15,277
Chipotle Mexican Grill, Inc.[1]	39,890	14,534
China Lodging Group, Ltd. (ADR)[1]	840,000	13,440
HT Media Ltd.	8,179,036	13,420
Betsson AB, Class B1	518,100	13,134
PT Mitra Adiperkasa Tbk[1]	18,281,000	12,893
Intercontinental Hotels Group PLC	401,966	11,054
CJ CGV Co., Ltd.	246,693	10,800
D.R. Horton, Inc.	490,000	10,427
Mood Media Corp.[1,2,4]	6,375,000	6,486
Mood Media Corp. (CDI) (GBP denominated)[1,2,4]	3,710,000	3,774
Sotheby’s Holdings, Inc.	250,000	9,478
American Axle & Manufacturing Holdings, Inc.[1]	505,000	9,408
Powerland AG, non-registered shares[1,2]	1,200,000	8,122
SHW AG, non-registered shares	230,000	8,004
CDON Group AB1	2,185,248	7,820
Gourmet Master Co., Ltd.	1,262,000	7,285
GVC Holdings PLC	1,663,694	7,186
zooplus AG, non-registered shares[1]	130,000	7,143
POLYTEC Holding AG, non-registered shares	834,369	6,535
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Mando Corp.	72,600	$ 6,516
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	5,595
Golden Eagle Retail Group Ltd.	4,136,000	5,525
Bijou Brigitte modische Accessoires AG	52,000	5,020
Stella International Holdings Ltd.	1,582,000	4,365
Talwalkars Better Value Fitness Ltd.[2]	1,694,000	3,697
Ten Alps PLC[1]	3,439,001	78
Five Star Travel Corp.[1,3,4]	96,033	30
CEC Unet PLC[1,2,3]	35,100,775	—
Spot Runner, Inc.[1,3,5]	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,5]	1,900,000	—
		4,471,257
Health care 12.33%

Regeneron Pharmaceuticals, Inc.[1]	1,101,020	247,597
Molina Healthcare, Inc.[1,2]	3,392,000	126,115
Incyte Corp.[1]	4,445,600	97,803
Sysmex Corp.	1,470,000	96,192
Synageva BioPharma Corp.[1,2]	1,925,074	80,853
athenahealth, Inc.[1]	950,221	80,503
BioMarin Pharmaceutical Inc.[1]	1,422,500	79,361
Intuitive Surgical, Inc.[1]	155,000	78,520
ArthroCare Corp.[1,2]	2,229,773	76,994
Hikma Pharmaceuticals PLC	5,189,153	75,057
Pharmacyclics, Inc.[1]	922,556	73,316
Grifols, SA, Class A, non-registered shares	1,607,500	59,006
Grifols, SA, Class B, non-registered shares	463,950	13,111
Sirona Dental Systems, Inc.[1]	978,000	64,431
Endo Health Solutions Inc.[1]	1,745,100	64,202
Emeritus Corp.[1,2]	2,729,700	63,274
Fisher & Paykel Healthcare Corp. Ltd.	21,212,000	56,712
Myriad Genetics, Inc.[1]	2,094,200	56,271
MD Medical Group Investments PLC (GDR)[2]	2,582,900	37,452
MD Medical Group Investments PLC (GDR)[2,4]	1,179,100	17,097
Illumina, Inc.[1]	726,600	54,379
Alnylam Pharmaceuticals, Inc.[1]	1,700,000	52,717
Carl Zeiss Meditec AG, non-registered shares	1,565,000	51,946
Galapagos NV1,2	2,356,436	46,009
Centene Corp.[1]	783,500	41,102
Cadence Pharmaceuticals, Inc.[1,2]	5,939,969	40,511
GN Store Nord AS	2,137,699	40,403
VCA Antech, Inc.[1]	1,540,000	40,179
Exelixis, Inc.[1]	8,835,000	40,111
NuVasive, Inc.[1]	1,564,436	38,782
Orexigen Therapeutics, Inc.[1,2]	6,535,000	38,230
Hologic, Inc.[1]	1,965,000	37,924
Teleflex Inc.	460,700	35,700
Theravance, Inc.[1]	897,000	34,561
Genomma Lab Internacional, SAB de CV, Series B1	17,303,000	34,012
bluebird bio, Inc.[1,2,3,5]	1,179,648	25,037
bluebird bio, Inc.[1,2]	283,329	7,075
Orthofix International NV1,2	1,160,100	31,207
Covance Inc.[1]	400,000	30,456
Achillion Pharmaceuticals, Inc.[1]	3,675,000	30,061
Common stocks
		Value
Health care (continued)	Shares	(000)

Virbac SA	145,000	$ 30,010
Fleury SA, ordinary nominative	3,635,900	29,656
ChemoCentryx, Inc.[1]	2,071,583	29,292
Ironwood Pharmaceuticals, Inc., Class A1	2,925,000	29,104
Celesio AG	1,300,000	28,259
Novadaq Technologies Inc.[1]	1,693,600	22,796
Tsukui Corp.[2]	2,354,900	22,675
PerkinElmer, Inc.	625,000	20,312
Wright Medical Group, Inc.[1]	770,485	20,194
JSC Pharmstandard (GDR)[1]	924,610	19,297
QIAGEN NV1	968,751	19,034
Intercept Pharmaceuticals, Inc.[1]	400,000	17,936
XenoPort, Inc.[1,2]	3,359,900	16,631
Nobel Biocare Holding AG	1,350,000	16,436
Hill-Rom Holdings, Inc.	374,400	12,610
Abaxis, Inc.	262,000	12,448
CONMED Corp.	365,000	11,403
MEDICA SA1	565,000	10,149
Tsumura & Co.	315,000	9,287
ARIAD Pharmaceuticals, Inc.[1]	520,000	9,095
Medivation, Inc.[1]	160,000	7,872
Krka, dd, Novo mesto	99,787	6,624
Idenix Pharmaceuticals, Inc.[1]	1,349,979	4,873
Merck Ltd.	299,383	3,292
Volcano Corp.[1]	139,400	2,527
Medidata Solutions, Inc.[1]	30,000	2,324
Amplifon SpA	424,193	2,123
		2,710,528
Industrials 12.11%

ITT Corp.	3,581,621	105,335
MTU Aero Engines AG	1,066,000	102,818
Moog Inc., Class A1	1,967,800	101,401
Intertek Group PLC	2,225,000	98,918
MonotaRO Co., Ltd.[2]	3,199,300	77,966
Chart Industries, Inc.[1]	797,871	75,072
US Airways Group, Inc.[1]	4,388,000	72,051
AirAsia Bhd.	66,490,000	67,132
BELIMO Holding AG	28,050	62,571
Polypore International, Inc.[1]	1,360,000	54,808
Northgate PLC[2]	10,626,805	54,630
DKSH Holding AG	638,778	52,547
Herman Miller, Inc.	1,875,000	50,756
Waste Connections, Inc.	1,206,000	49,615
Globaltrans Investment PLC (GDR)	2,028,246	27,868
Globaltrans Investment PLC (GDR)[4]	1,529,400	21,014
IDEX Corp.	875,000	47,084
Alliance Global Group, Inc.[1]	86,660,000	46,941
PARK24 Co., Ltd.	2,508,000	45,492
Oshkosh Corp.[1]	1,190,000	45,184
MITIE Group PLC	11,709,000	44,754
BTS Rail Mass Transit Growth Infrastructure Fund[1]	126,057,300	43,896
Goodpack Ltd.[2]	35,332,000	43,764
Clean Harbors, Inc.[1]	813,000	41,081
Common stocks
		Value
Industrials (continued)	Shares	(000)

Proto Labs, Inc.[1]	593,452	$38,557
Uponor Oyj	2,521,600	37,746
Comfort Systems USA, Inc.[2]	2,476,000	36,942
Watsco, Inc.	436,700	36,665
Exponent, Inc.	616,400	36,435
Landstar System, Inc.	691,000	35,586
Cummins India Ltd.	4,513,800	34,622
Mistras Group, Inc.[1,2]	1,822,700	32,043
Masco Corp.	1,625,000	31,671
TransDigm Group Inc.	190,000	29,786
KEYW Holding Corp.[1,2]	2,137,500	28,322
Danieli & C. Officine Meccaniche SpA, nonconvertible shares	1,865,903	28,125
Meggitt PLC	3,470,000	27,312
AIA Engineering Ltd.[2]	4,840,050	26,890
Harmonic Drive Systems Inc.	1,232,400	25,386
Steelcase Inc., Class A	1,690,000	24,640
Boer Power Holdings Ltd.	37,104,000	23,919
Houston Wire & Cable Co.[2]	1,678,900	23,236
Blount International, Inc.[1]	1,950,500	23,055
Harsco Corp.	990,994	22,981
SAI Global Ltd.	6,912,243	22,947
OSG Corp.	1,528,300	22,898
Beacon Roofing Supply, Inc.[1]	600,000	22,728
PT AKR Corporindo Tbk	40,759,000	21,766
Graco Inc.	340,000	21,491
Frigoglass SAIC[1,2]	3,052,380	20,064
Johnson Electric Holdings Ltd.	31,420,000	19,445
TrueBlue, Inc.[1]	913,000	19,219
Luxfer Holdings PLC (ADR)	1,200,000	19,020
Geberit AG	74,000	18,356
Ennis, Inc.	1,050,000	18,155
Flughafen Zürich AG	35,400	17,783
SATS Ltd.	6,770,000	17,573
Cebu Air, Inc.	10,800,000	16,650
National Express Group PLC	4,727,700	16,143
Société BIC SA	155,500	15,585
Concentric AB	1,520,905	15,082
Belden Inc.	300,000	14,979
King Slide Works Co., Ltd.	1,999,000	14,674
Carborundum Universal Ltd.	7,985,000	14,640
Qantas Airways Ltd.[1]	11,800,000	14,569
ITE Group PLC	3,165,000	14,355
Go-Ahead Group PLC	550,000	12,397
Regus PLC	5,145,000	12,309
AeroVironment, Inc.[1]	600,000	12,108
Singamas Container Holdings Ltd.	56,310,000	11,616
NORMA Group AG, non-registered shares	311,800	11,299
Robert Half International Inc.	337,000	11,199
Pipavav Defence and Offshore Engineering Co. Ltd.[1]	9,925,000	11,140
ARC Document Solutions, Inc.[1,2]	2,765,764	11,063
Mine Safety Appliances Co.	216,000	10,055
Wienerberger AG	868,000	10,024
Teleperformance SA	204,247	9,831
Amara Raja Batteries Ltd.	2,173,886	9,394
Common stocks
		Value
Industrials (continued)	Shares	(000)

USG Corp.[1]	397,000	$ 9,151
United Stationers Inc.	272,000	9,126
SIA Engineering Co. Ltd.	2,196,000	8,732
Andritz AG	170,000	8,724
Gujarat Pipavav Port Ltd.[1]	10,180,000	8,051
Mvelaserve Ltd.[1,2]	9,194,800	7,813
Zumtobel AG	765,918	7,677
Global Ports Investments PLC (GDR)	539,000	7,174
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	6,631
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	466,600	6,317
China Automation Group Ltd.	27,000,000	5,152
Hays PLC	3,549,956	4,803
TD Power Systems Ltd.	961,300	3,731
Securitas AB, Class B	17,139	150
BrisConnections Unit Trusts[1,2,3]	27,145,156	—
		2,660,406
Information technology 12.06%

AAC Technologies Holdings Inc.	45,727,000	258,230
ASM International NV	2,798,000	94,437
Demandware, Inc.[1,2]	2,200,000	93,302
Vistaprint NV1,2	1,860,000	91,828
OpenTable, Inc.[1,2]	1,385,000	88,571
National Instruments Corp.	3,060,479	85,510
Concur Technologies, Inc.[1]	1,031,869	83,973
AVEVA Group PLC	1,997,500	68,479
MercadoLibre, Inc.	575,000	61,962
Liquidity Services, Inc.[1,2]	1,783,900	61,848
Wacom Co., Ltd.	5,375,200	59,237
FactSet Research Systems, Inc.	570,000	58,106
MICROS Systems, Inc.[1]	1,235,000	53,290
Itron, Inc.[1]	1,229,900	52,185
Semiconductor Manufacturing International Corp.[1]	657,550,000	48,324
SINA Corp.[1]	835,000	46,535
Oxford Instruments PLC	2,461,000	45,254
Hittite Microwave Corp.[1]	760,950	44,135
Anritsu Corp.	3,720,000	44,071
Dolby Laboratories, Inc., Class A	1,268,400	42,428
OBIC Co., Ltd.	158,330	41,426
Responsys, Inc.[1,2]	2,815,000	40,283
Compuware Corp.	3,853,971	39,889
International Rectifier Corp.[1]	1,846,000	38,655
CoStar Group, Inc.[1]	297,000	38,334
Playtech PLC	4,147,421	37,974
SPS Commerce, Inc.[1]	683,000	37,565
Spectris PLC	1,279,600	37,173
Yaskawa Electric Corp.	2,937,000	35,743
Finisar Corp.[1]	2,067,000	35,036
ASML Holding NV (New York registered)	408,321	32,298
WIN Semiconductors Corp.	28,575,000	30,652
Immersion Corp.[1,2]	2,254,000	29,865
Youku Inc., Class A (ADR)[1]	1,500,000	28,785
Guidewire Software, Inc.[1]	680,000	28,594
Power Integrations, Inc.	643,100	26,084
Common stocks
		Value
Information technology (continued)	Shares	(000)

Global Payments Inc.	561,116	$ 25,991
Kingdee International Software Group Co. Ltd.[1,2]	134,868,000	25,040
Neopost SA	375,295	24,914
Autodesk, Inc.[1]	705,000	23,928
Ultimate Software Group, Inc.[1]	193,600	22,707
Trimble Navigation Ltd.[1]	840,000	21,848
Semtech Corp.[1]	620,000	21,719
PT Multipolar Tbk	370,740,000	21,665
QIWI PLC, Class B (ADR)	915,000	21,228
Ellie Mae, Inc.[1]	900,000	20,772
Active Network, Inc.[1]	2,570,000	19,455
KLA-Tencor Corp.	340,650	18,984
Blackhawk Network Holdings, Inc., Class A1	799,500	18,548
SciQuest, Inc.[1]	740,000	18,537
Suprema Inc.[1,2]	844,106	18,034
Hamamatsu Photonics KK	495,000	17,892
Persistent Systems Ltd.	1,999,379	16,883
Kapsch TrafficCom AG, non-registered shares	343,151	16,518
Splunk Inc.[1]	349,200	16,189
Demand Media, Inc.[1]	2,696,660	16,180
Info Edge (India) Ltd.[1]	3,160,000	15,703
Vocus, Inc.[1,2]	1,449,130	15,245
Hana Microelectronics PCL	23,935,000	14,971
Agilysys, Inc.[1,2]	1,280,591	14,458
Halma PLC	1,865,000	14,282
Bazaarvoice, Inc.[1]	1,490,000	14,036
Kingboard Chemical Holdings Ltd.	6,186,400	12,746
Monster Worldwide, Inc.[1]	2,226,000	10,930
Logitech International SA	1,511,300	10,655
Avid Technology, Inc.[1]	1,726,800	10,154
RealPage, Inc.[1]	548,000	10,050
Arrow Electronics, Inc.[1]	230,000	9,165
Tangoe, Inc.[1]	500,000	7,715
Delta Electronics (Thailand) PCL	5,884,600	7,589
PChome Online Inc.	1,226,788	6,447
Rosetta Stone Inc.[1]	386,000	5,690
Kingboard Laminates Holdings Ltd.	13,477,281	5,335
AOL Inc.[1]	141,098	5,147
NetSuite Inc.[1]	50,000	4,587
Cognex Corp.	80,601	3,645
China High Precision Automation Group Ltd.[2,3]	67,422,000	3,477
Ebix, Inc.	112,000	1,037
Remark Media, Inc.[1]	81,521	241
Remark Media, Inc.[1,3,4]	29,470	62
		2,650,460
Financials 9.84%

SVB Financial Group[1]	1,325,119	110,409
GT Capital Holdings, Inc.	5,852,200	107,697
Financial Engines, Inc.	2,335,000	106,453
Validus Holdings, Ltd.	2,470,000	89,216
Onex Corp.	1,887,700	85,653
Ocwen Financial Corp.[1]	1,900,000	78,318
Kotak Mahindra Bank Ltd.	6,370,098	77,417
Common stocks
		Value
Financials (continued)	Shares	(000)

YES BANK Ltd.	7,890,832	$61,228
Home Loan Servicing Solutions, Ltd.	2,511,400	60,198
Security Bank Corp.	15,718,260	55,014
Tokyo Tatemono Co., Ltd.	6,515,000	54,259
HCC Insurance Holdings, Inc.	1,257,000	54,189
Greenhill & Co., Inc.	1,167,000	53,379
Fibra Uno Administración, SA de CV	15,355,891	51,303
East West Bancorp, Inc.	1,855,000	51,012
Assured Guaranty Ltd.	2,100,000	46,326
First Republic Bank	1,141,825	43,937
BOK Financial Corp.	680,000	43,554
Rayonier Inc.[1]	728,400	40,346
Sterling Financial Corp.[4]	1,666,668	39,633
Sterling Financial Corp.	24,500	583
Altisource Portfolio Solutions SA1	392,773	36,952
East West Banking Corp.[1]	52,440,000	36,235
National Financial Partners Corp.[1]	1,420,000	35,940
Kemper Corp.	1,000,000	34,250
VZ Holding AG	244,210	34,128
Shriram Transport Finance Co. Ltd.	2,645,000	31,533
Leucadia National Corp.	1,104,516	28,960
ING Vysya Bank Ltd.	2,816,895	28,733
Talmer Bancorp, Inc., Class A1,3,5	3,068,056	28,625
Brait SE	6,714,880	28,123
PT Agung Podomoro Land Tbk[1]	668,706,000	25,940
Popular, Inc.[1]	842,000	25,538
Primerica, Inc.	650,000	24,336
Starwood Property Trust, Inc.	980,000	24,255
Banca Generali SpA	1,123,069	24,208
Macquarie Mexican REIT	10,776,000	23,203
Banco ABC Brasil SA, preferred nominative	3,777,159	22,869
Tune Ins Holdings Bhd.[1]	36,816,000	21,557
Old Republic International Corp.	1,635,000	21,042
GRUH Finance Ltd.	5,450,000	20,975
Capitol Federal Financial, Inc.	1,697,000	20,602
Redwood Trust, Inc.	1,110,000	18,870
Crédito Real, SAB de CV1	10,961,030	18,128
RenaissanceRe Holdings Ltd.	205,000	17,792
Altisource Asset Management Corp.[1]	65,707	17,741
Home Federal Bancorp, Inc.[2]	1,384,249	17,635
Altisource Residential Corp.[1]	1,054,141	17,594
Mahindra Lifespace Developers Ltd.[2]	2,157,380	15,240
DDR Corp.	792,477	13,195
ICG Group, Inc.[1]	1,137,000	12,962
Capitec Bank Holdings Ltd.	624,500	12,193
CenterState Banks, Inc.	1,375,400	11,938
PT Summarecon Agung Tbk	84,285,000	10,955
First American Financial Corp.	460,155	10,142
Canadian Western Bank	375,000	9,902
Manappuram Finance Ltd.[2]	54,930,986	9,798
L.P.N. Development PCL	12,521,500	9,730
Bao Viet Holdings	4,137,486	8,214
Supalai PCL	14,100,000	8,047
Paraná Banco SA, preferred nominative	1,318,400	7,267
Common stocks
		Value
Financials (continued)	Shares	(000)

Metropolitan Bank & Trust Co.	2,501,550	$ 6,428
First Southern Bancorp, Inc.[1,2,3,5]	1,344,915	6,052
Siam Future Development PCL	26,075,249	5,423
TISCO Financial Group PCL	3,758,200	4,968
ARA Asset Management Ltd.	2,446,620	3,359
Huaku Construction Corp.	610,380	1,762
		2,163,463
Consumer staples 5.86%

Super Group Ltd.[2]	44,597,000	156,573
Puregold Price Club, Inc.[2]	159,333,500	133,885
Raia Drogasil SA, ordinary nominative	8,579,374	83,243
PZ Cussons PLC	13,430,000	70,675
Coca-Cola Icecek AS, Class C	2,240,297	64,466
Emami Ltd.	7,815,000	63,164
PT Sumber Alfaria Trijaya Tbk	92,492,000	62,904
Emmi AG	208,600	61,119
Glanbia PLC	4,357,400	58,703
O’Key Group SA (GDR)	4,234,800	47,853
Nu Skin Enterprises, Inc., Class A	687,200	42,002
Hypermarcas SA, ordinary nominative	6,182,300	40,258
Davide Campari-Milano SpA	5,388,500	39,033
Green Mountain Coffee Roasters, Inc.[1]	500,000	37,530
Bizim Toptan Satis Magazalari AS, non-registered shares[2]	2,265,500	36,883
Marfrig Alimentos SA, ordinary nominative[1]	10,389,600	34,922
Herbalife Ltd.	630,000	28,438
Kernel Holding SA1	1,614,061	23,317
Eurocash SA	1,265,000	22,348
Origin Enterprises PLC	3,213,300	22,251
Wumart Stores, Inc., Class H	11,980,000	22,088
COSMOS Pharmaceutical Corp.	210,000	21,258
Petra Foods Ltd.	6,683,000	19,930
VST Industries Ltd.[1]	715,400	19,207
PriceSmart, Inc.	167,700	14,696
Marico Ltd.	3,705,000	12,946
WhiteWave Foods Co., Class A1	700,000	11,375
Real Nutriceutical Group Ltd.	39,400,000	11,125
Sundrug Co., Ltd.	194,900	8,273
Tilaknager Industries Ltd.[2]	8,890,000	7,166
R.E.A. Holdings plc[4]	800,000	4,928
HITEJINRO CO., LTD.	178,039	4,864
		1,287,423
Materials 5.28%

Chr. Hansen Holding A/S	3,726,000	127,579
Schweitzer-Mauduit International, Inc.[2]	2,482,800	123,842
AptarGroup, Inc.	1,832,591	101,177
James Hardie Industries PLC (CDI)	9,733,929	83,591
Yingde Gases Group Co. Ltd.	74,894,250	69,139
PolyOne Corp.	1,992,000	49,362
Greatview Aseptic Packaging Co. Ltd.[2]	67,933,000	42,042
Kenmare Resources PLC[1]	109,972,782	41,147
FUCHS PETROLUB AG	358,647	24,350
FUCHS PETROLUB AG, nonvoting preferred	146,800	11,685
Common stocks
		Value
Materials (continued)	Shares	(000)

Silgan Holdings Inc.	733,000	$ 34,422
CPMC Holdings Ltd.	46,500,000	33,693
African Minerals Ltd.[1]	11,233,121	32,376
Ube Industries, Ltd.	16,703,000	30,988
Boral Ltd.	7,960,000	30,648
Sealed Air Corp.	1,135,000	27,183
Frutarom Industries Ltd.	1,776,332	26,829
Yip’s Chemical Holdings Ltd.[2]	29,118,000	26,392
Valspar Corp.	333,700	21,580
Symrise AG	532,000	21,543
Sirius Minerals PLC[1]	52,304,735	21,479
Stillwater Mining Co.[1]	1,990,000	21,373
Tiangong International Co. Ltd.	83,516,000	20,674
Croda International PLC	470,000	17,707
Arkema SA	180,000	16,525
Gem Diamonds Ltd.[1,2]	7,750,000	16,001
United Phosphorus Ltd.	5,338,329	12,195
Lonmin PLC[1]	2,910,000	11,260
Siam City Cement PCL	900,000	11,114
Mountain Province Diamonds Inc.[1]	2,222,222	11,093
Duluth Metals Ltd.[1,2]	7,246,480	9,509
Dominion Diamond Corp.[1]	600,000	8,478
J.K. Cement Ltd.	1,788,638	6,875
Cape Lambert Resources Ltd.[1,2]	43,490,000	3,977
Eastern Platinum Ltd.[1]	37,125,000	2,824
Gran Colombia Gold SA1,2	1,207,000	2,135
Engro Corp. Ltd.[1]	1,314,160	1,610
China Forestry Holdings Co., Ltd.[1,3]	29,142,000	1,315
Mwana Africa PLC[1,4]	45,749,230	1,030
Rusoro Mining Ltd.[1,3]	21,437,000	713
Hummingbird Resources PLC[1]	1,650,000	621
Kennady Diamonds Inc.[1,4]	372,952	585
Gold Road Resources Ltd.[1]	10,289,535	405
Vatukoula Gold Mines PLC[1]	3,214,081	305
		1,159,371
Energy 5.18%

Ophir Energy PLC[1,2]	32,010,668	173,811
InterOil Corp.[1]	2,129,500	148,022
Keyera Corp.	1,111,200	59,760
Zhaikmunai LP (GDR)[4]	4,669,500	51,365
Zhaikmunai LP (GDR)	353,650	3,890
Peyto Exploration & Development Corp.	1,830,000	52,897
Gulf Keystone Petroleum Ltd.[1,4]	22,685,100	49,684
Pacific Rubiales Energy Corp.	2,651,038	46,558
Core Laboratories NV	306,900	46,544
Ultra Petroleum Corp.[1]	2,168,500	42,980
Paramount Resources Ltd.[1]	1,185,000	40,168
Bonanza Creek Energy, Inc.[1]	1,095,000	38,829
C&J Energy Services, Inc.[1]	1,849,000	35,815
Concho Resources Inc.[1]	403,000	33,739
Africa Oil Corp.[1]	2,973,292	19,931
Africa Oil Corp.[1,5]	1,865,775	12,507
Diamondback Energy, Inc.[1]	900,000	29,988
Common stocks
		Value
Energy (continued)	Shares	(000)

Comstock Resources, Inc.	1,798,111	$ 28,284
Oasis Petroleum Inc.[1]	724,000	28,142
Heritage Oil Ltd.[1]	10,628,000	21,499
Tourmaline Oil Corp.[1]	410,000	16,424
Kværner ASA	10,269,776	16,416
Exillon Energy PLC[1]	7,684,660	15,078
SBM Offshore NV1	842,670	14,177
Bill Barrett Corp.[1]	550,000	11,121
HollyFrontier Corp.	255,000	10,909
Semirara Mining Corp.	1,623,640	10,403
Falkland Oil and Gas Ltd.[1,2]	24,225,000	9,764
Coal of Africa Ltd.[1,2]	55,734,459	9,748
Tethys Petroleum Ltd.[1]	12,161,000	8,788
Tethys Petroleum Ltd. (GBP denominated)[1]	1,147,487	822
BNK Petroleum Inc.[1,2]	11,543,380	9,330
African Petroleum Corp. Ltd.[1]	67,749,100	9,294
Lekoil Ltd. (CDI)[1,2,4]	10,000,000	5,932
Prosafe SE	600,000	5,270
Borders & Southern Petroleum PLC[1]	20,265,000	4,546
Range Resources Ltd.[1]	100,000,000	4,456
Hunting PLC	350,000	3,897
Petrodorado Energy Ltd.[1,2]	38,400,000	2,191
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	5,848,000	1,659
Pacific Coal Resources Ltd.[1,2]	2,611,428	1,068
BPZ Resources, Inc.[1]	456,281	817
Miclyn Express Offshore Ltd.	342,666	561
LNG Energy Ltd.[1,4]	13,000,000	185
		1,137,269
Utilities 2.38%

ENN Energy Holdings Ltd.	42,058,296	224,226
Manila Water Co., Inc.[2]	104,200,900	78,151
Infraestructura Energética Nova, SAB de CV1	20,017,500	72,099
APR Energy PLC	3,066,233	46,869
Ratchaburi Electricity Generating Holding PCL	13,176,600	21,880
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipt	9,318,400	15,473
Greenko Group PLC[1,2]	9,748,155	18,088
Energy World Corp. Ltd.[1]	47,700,000	17,013
Mytrah Energy Ltd.[1,2]	10,418,000	16,796
Glow Energy PCL	5,630,800	13,026
		523,621
Telecommunication services 1.83%

Telephone and Data Systems, Inc.	2,731,869	67,341
Cogent Communications Group, Inc.	1,765,000	49,685
tw telecom inc.[1]	1,657,700	46,648
PT Sarana Menara Nusantara Tbk[1]	16,542,000	40,834
Iridium Communications Inc.[1,2]	5,210,000	40,430
NII Holdings, Inc., Class B1	5,595,000	37,319
Total Access Communication PCL	9,964,000	36,945
Leap Wireless International, Inc.[1]	2,955,100	19,888
Visto Corp.[1,3,5]	3,636,364	14,945
T-Mobile US, Inc.	576,650	14,307
Hellenic Telecommunications Organization SA1	1,750,000	13,667
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Hutchison Telecommunications Hong Kong Holdings Ltd.	22,200,000	$ 11,735
NewSat Ltd.[1]	14,400,563	4,807
NewSat Ltd.[1,4]	12,155,000	4,057
		402,608
Miscellaneous 4.99%

Other common stocks in initial period of acquisition		1,097,285
Total common stocks (cost: $15,207,273,000)		20,263,691
Preferred stocks 0.07%

Financials 0.07%

Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	631,000	16,027
Total preferred stocks (cost: $13,738,000)		16,027
Warrants 0.00%

Energy 0.00%

Pacific Coal Resources Ltd., warrants, expire 2016[1,2,3]	1,214,285	—

Materials 0.00%

Duluth Exploration Ltd., warrants, expire 2013[1,3]	43,753	—

Total warrants (cost: $1,130,000)		—
Convertible securities 0.40%

Consumer discretionary 0.27%

Coupons.com Inc., Series B, convertible preferred[1,2,3,5]	8,191,724	58,489
Spot Runner, Inc., Series C, convertible preferred[1,3,5]	1,626,016	—
		58,489
Financials 0.06%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[5]	6,000	10,288
First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3,5]	2,299	4,016
		14,304
Health care 0.04%

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[2,3,5]	2,789,614	7,726

Telecommunication services 0.03%

Iridium Communications Inc., Series A, convertible preferred[2,4]	60,000	6,159
Total convertible securities (cost: $70,726,000)		86,678
Bonds, notes & other debt instruments 0.28%
	Principal amount	Value
U.S. Treasury bonds & notes 0.28%	(000)	(000)

U.S. Treasury 0.25% 2014	$ 5,000	$ 5,004
U.S. Treasury 0.25% 2015	9,200	9,183
U.S. Treasury 4.00% 2015	45,500	48,231
Total bonds, notes & other debt instruments (cost: $62,466,000)		62,418
Short-term securities 7.14%

Freddie Mac 0.09%–0.16% due 7/1/2013–1/22/2014	408,650	408,510
Toronto-Dominion Holdings USA Inc. 0.15%–0.23% due 7/16–11/8/2013[4]	190,000	189,957
Fannie Mae 0.13%–0.16% due 10/1–12/16/2013	160,200	160,152
Toyota Credit Canada Inc. 0.13%–0.16% due 7/15–8/14/2013	85,000	84,993
Federal Home Loan Bank 0.065%–0.13% due 8/2–12/19/2013	85,000	84,971
Thunder Bay Funding, LLC 0.22% due 11/15/2013[4]	43,695	43,662
Old Line Funding, LLC 0.18% due 7/25/2013[4]	30,000	29,998
Coca-Cola Co. 0.12%–0.13% due 8/20–10/4/2013[4]	69,802	69,790
Victory Receivables Corp. 0.17%–0.18% due 7/19/2013[4]	56,500	56,495
U.S. Treasury Bill 0.122% due 8/15/2013	50,000	49,998
Reckitt Benckiser Treasury Services PLC 0.16% due 9/17/2013[4]	50,000	49,976
JPMorgan Chase & Co. 0.16% due 8/23/2013	27,500	27,494
Chariot Funding, LLC 0.24% due 12/11/2013[4]	20,000	19,980
International Bank for Reconstruction and Development 0.11%–0.13% due 7/1–7/9/2013	47,300	47,299
American Honda Finance Corp. 0.13%–0.15% due 9/18–9/23/2013	47,184	47,164
Nordea Bank Finland PLC 0.225% due 11/18/2013[4]	43,400	43,351
Federal Farm Credit Banks 0.15% due 11/21/2013	39,900	39,884
Commonwealth Bank of Australia 0.22% due 10/29/2013[4]	30,200	30,183
Private Export Funding Corp. 0.23% due 11/5/2013[4]	23,000	22,984
KfW 0.15% due 8/15/2013[4]	21,300	21,297
IBM Corp. 0.05% due 7/3/2013[4]	20,000	20,000
Québec (Province of) 0.14% due 8/27/2013[4]	10,100	10,097
Army and Air Force Exchange Service 0.09% due 7/1/2013[4]	5,500	5,500
Regents of the University of California 0.12% due 7/9/2013	3,186	3,186
Google Inc. 0.10% due 9/24/2013[4]	2,700	2,699
Total short-term securities (cost: $1,569,541,000)		1,569,620
Total investment securities (cost: $16,924,874,000)		21,998,434
Other assets less liabilities		(22,158)
Net assets		$21,976,276

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	7/18/2013	UBS AG	$3,827	A$4,000	$ 174
Australian dollars	7/18/2013	Barclays Bank PLC	$9,368	A$9,800	419
British pounds	7/31/2013	UBS AG	$140,653	£91,780	1,092
Japanese yen	7/10/2013	Bank of New York Mellon	$850	¥85,167	(9)
Japanese yen	7/10/2013	Bank of New York Mellon	$31,300	¥3,100,800	34
Japanese yen	7/10/2013	Bank of New York Mellon	$1,672	¥161,750	42
Japanese yen	7/18/2013	Bank of New York Mellon	$19,296	¥1,816,402	980
Japanese yen	7/18/2013	Bank of New York Mellon	$9,218	¥875,000	395
Japanese yen	8/2/2013	Barclays Bank PLC	$32,672	¥3,242,712	(27)
					$3,100

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2013, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 6/30/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Lions Gate Entertainment Corp.[1]	8,000,000	106,121	40,000	8,066,121	$ —	$221,576
Ophir Energy PLC[1]	16,717,585	15,293,083	—	32,010,668	—	173,811
Domino’s Pizza, Inc.	850,000	2,090,000	—	2,940,000	811	170,961
Super Group Ltd.	44,597,000	—	—	44,597,000	1,853	156,573
Puregold Price Club, Inc.	87,206,000	72,127,500	—	159,333,500	316	133,885
Molina Healthcare, Inc.[1]	1,850,000	1,542,000	—	3,392,000	—	126,115
Schweitzer-Mauduit International, Inc.	2,370,000	112,800	—	2,482,800	1,862	123,842
Demandware, Inc.[1,6]	507,171	1,692,829	—	2,200,000	—	93,302
Vistaprint NV1	2,050,000	—	190,000	1,860,000	—	91,828
OpenTable, Inc.[1]	1,290,000	95,000	—	1,385,000	—	88,571
Synageva BioPharma Corp.[1]	1,570,000	385,074	30,000	1,925,074	—	80,853
Manila Water Co., Inc.	81,300,900	22,900,000	—	104,200,900	1,081	78,151
MonotaRO Co., Ltd.[6]	1,006,500	2,192,800	—	3,199,300	282	77,966
ArthroCare Corp.[1]	1,809,802	419,971	—	2,229,773	—	76,994
Ted Baker PLC	—	2,858,793	—	2,858,793	360	73,917
Emeritus Corp.[1]	2,730,000	—	300	2,729,700	—	63,274
Liquidity Services, Inc.[1]	832,536	1,238,775	287,411	1,783,900	—	61,848
Coupons.com Inc., Series B,
convertible preferred[1,3,5]	8,191,724	—	—	8,191,724	—	58,489
Northgate PLC	10,626,805	—	—	10,626,805	223	54,630
MD Medical Group Investments PLC (GDR)	—	2,582,900	—	2,582,900	336	37,452
MD Medical Group Investments PLC (GDR)[4]	—	1,179,100	—	1,179,100	153	17,097
Iridium Communications Inc.[1]	4,206,609	1,003,391	—	5,210,000	—	40,430
Iridium Communications Inc., Series A,
convertible preferred[4]	60,000	—	—	60,000	295	6,159
Galapagos NV1	1,554,436	802,000	—	2,356,436	—	46,009
Goodpack Ltd.	30,060,000	5,272,000	—	35,332,000	1,227	43,764
						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 6/30/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Goodpack Ltd., warrants, expire 2012	5,272,000	—	5,272,000	—	$ —	$ —
Domino’s Pizza Enterprises Ltd.	3,602,300	630,000	—	4,232,300	2,488	43,235
Greatview Aseptic Packaging Co. Ltd.	50,033,000	17,900,000	—	67,933,000	875	42,042
Cadence Pharmaceuticals, Inc.[1]	6,130,469	—	190,500	5,939,969	—	40,511
Responsys, Inc.[1]	—	2,815,000	—	2,815,000	—	40,283
Orexigen Therapeutics, Inc.[1,6]	894,900	5,640,100	—	6,535,000	—	38,230
Comfort Systems USA, Inc.	2,476,000	—	—	2,476,000	371	36,942
Bizim Toptan Satis Magazalari AS,
non-registered shares	1,720,474	1,381,000	835,974	2,265,500	298	36,883
bluebird bio, Inc.[1,3,5]	—	1,179,648	—	1,179,648	—	25,037
bluebird bio, Inc.[1]	—	283,329	—	283,329	—	7,075
bluebird bio, Inc., Series D,
convertible preferred	22,374,386	—	22,374,386	—	—	—
Mistras Group, Inc.[1]	—	1,822,700	—	1,822,700	—	32,043
Orthofix International NV1	1,110,100	50,000	—	1,160,100	—	31,207
Immersion Corp.[1]	2,254,000	—	—	2,254,000	—	29,865
Mothercare PLC[1]	4,480,000	—	—	4,480,000	—	29,368
KEYW Holding Corp.[1,6]	1,613,500	524,000	—	2,137,500	—	28,322
Autoneum Holding AG	373,780	—	—	373,780	260	27,958
AIA Engineering Ltd.	2,915,050	1,925,000	—	4,840,050	—	26,890
Yip’s Chemical Holdings Ltd.	27,628,000	2,350,000	860,000	29,118,000	574	26,392
Kingdee International Software
Group Co. Ltd.	123,194,000	11,674,000	—	134,868,000	—	25,040
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	487	23,236
Cox and Kings (India) Ltd.	10,592,000	—	—	10,592,000	—	22,253
Cox and Kings (India) Ltd. (GDR)[3]	330,000	—	—	330,000	—	693
Tsukui Corp.	—	2,354,900	—	2,354,900	58	22,675
Frigoglass SAIC[1]	3,052,380	—	—	3,052,380	—	20,064
ValueVision Media, Inc., Class A1	3,875,293	—	—	3,875,293	—	19,803
Greenko Group PLC[1]	9,144,000	604,155	—	9,748,155	—	18,088
Suprema Inc.[1]	—	844,106	—	844,106	—	18,034
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	415	17,635
Mytrah Energy Ltd.[1]	7,918,000	2,500,000	—	10,418,000	—	16,796
XenoPort, Inc.[1]	2,792,000	567,900	—	3,359,900	—	16,631
Gem Diamonds Ltd.[1]	7,350,000	400,000	—	7,750,000	—	16,001
Vocus, Inc.[1]	—	1,449,130	—	1,449,130	—	15,245
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	15,240
Agilysys, Inc.[1,6]	520,313	760,278	—	1,280,591	—	14,458
ARC Document Solutions, Inc.[1]	—	2,765,764	—	2,765,764	—	11,063
Mood Media Corp.[1,4]	6,375,000	—	—	6,375,000	—	6,486
Mood Media Corp. (CDI)
(GBP denominated)[1,4]	3,710,000	—	—	3,710,000	—	3,774
First Southern Bancorp, Inc.[1,3,5]	1,344,915	—	—	1,344,915	—	6,052
First Southern Bancorp, Inc., Series C,
convertible preferred[1,3,5]	2,299	—	—	2,299	—	4,016
Manappuram Finance Ltd.	50,330,986	4,600,000	—	54,930,986	1,518	9,798
Falkland Oil and Gas Ltd.[1]	24,225,000	—	—	24,225,000	—	9,764
Coal of Africa Ltd.[1]	55,734,459	—	—	55,734,459	—	9,748
Duluth Metals Ltd.[1]	4,208,800	3,037,680	—	7,246,480	—	9,509
BNK Petroleum Inc.[1]	5,763,380	5,780,000	—	11,543,380	—	9,330
Powerland AG, non-registered shares[1]	1,200,000	—	—	1,200,000	—	8,122
Mvelaserve Ltd.[1]	9,194,800	—	—	9,194,800	—	7,813
						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 6/30/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Ultragenyx Pharmaceutical Inc., Series B,
convertible preferred[3,5]	—	2,789,614	—	2,789,614	$ —	$ 7,726
Tilaknager Industries Ltd.	8,890,000	—	—	8,890,000	—	7,166
Lekoil Ltd. (CDI)[1,4]	—	10,000,000	—	10,000,000	—	5,932
Cape Lambert Resources Ltd.[1]	32,790,132	10,699,868	—	43,490,000	—	3,977
Talwalkars Better Value Fitness Ltd.	1,446,000	248,000	—	1,694,000	—	3,697
China High Precision
Automation Group Ltd.	67,422,000	—	—	67,422,000	174	3,477
Petrodorado Energy Ltd.[1]	38,400,000	—	—	38,400,000	—	2,191
Gran Colombia Gold SA1	30,175,000	—	28,968,000	1,207,000	—	2,135
Gran Colombia Gold SA,
warrants, expire 2015	1,086,500	—	1,086,500	—	—	—
Pacific Coal Resources Ltd.[1]	18,280,000	—	15,668,572	2,611,428	—	1,068
Pacific Coal Resources Ltd.,
warrants, expire 2016[1,3]	8,500,000	—	7,285,715	1,214,285	—	—
BrisConnections Unit Trusts[1,3]	27,290,000	—	144,844	27,145,156	—	—
CEC Unet PLC[1,3]	35,100,775	—	—	35,100,775	—	—
Achillion Pharmaceuticals, Inc.[1,7]	3,750,000	790,000	865,000	3,675,000	—	—
Afferro Mining Inc.[7]	6,460,000	—	6,460,000	—	—	—
African Petroleum Corp. Ltd.[1,7]	93,646,868	—	25,897,768	67,749,100	—	—
AVEO Pharmaceuticals, Inc.[7]	3,387,200	759,800	4,147,000	—	—	—
BG Medicine, Inc.[7]	1,418,968	—	1,418,968	—	—	—
Bloomsbury Publishing PLC[7]	5,405,000	—	5,405,000	—	82	—
CJ CGV Co., Ltd.[7]	1,235,000	—	988,307	246,693	112	—
Comstock Resources, Inc.[7]	3,078,111	—	1,280,000	1,798,111	225	—
Cymer, Inc.[7]	1,670,000	25,000	1,695,000	—	—	—
Delticom AG7	761,501	—	761,501	—	—	—
Douglas Dynamics, Inc.[7]	1,175,000	—	1,175,000	—	233	—
EACOM Timber Corp.[7]	26,200,000	—	26,200,000	—	—	—
Eastern Platinum Ltd.[1,7]	27,281,450	37,125,000	27,281,450	37,125,000	—	—
Ebix, Inc.[6,7]	1,465,000	745,000	2,098,000	112,000	211	—
ENN Energy Holdings Ltd.[7]	55,644,296	—	13,586,000	42,058,296	2,404	—
Ennis, Inc.[7]	1,472,589	—	422,589	1,050,000	690	—
Exponent, Inc.[7]	936,400	—	320,000	616,400	185	—
Green Packet Bhd[7]	34,933,616	—	34,933,616	—	—	—
Hittite Microwave Corp.[1,7]	1,794,950	—	1,034,000	760,950	—	—
Home Loan Servicing Solutions, Ltd.[7]	1,546,400	965,000	—	2,511,400	2,716	—
InterOil Corp.[1,7]	2,461,200	—	331,700	2,129,500	—	—
National Financial Partners Corp.[1,7]	3,174,800	—	1,754,800	1,420,000	—	—
National Financial Partners Corp. 4.00%
convertible notes 2017[7]	$4,000,000	—	$4,000,000	—	76	—
NewSat Ltd.[1,6,7]	2,086,578	12,313,985	—	14,400,563	—	—
NewSat Ltd.[1,4,7]	—	12,155,000	—	12,155,000	—	—
NuVasive, Inc.[1,7]	2,492,536	—	928,100	1,564,436	—	—
PT Sumber Alfaria Trijaya Tbk[7]	219,452,500	—	126,960,500	92,492,000	404	—
Quantum Corp.[7]	13,699,097	—	13,699,097	—	—	—
SPS Commerce, Inc.[1,7]	1,051,300	—	368,300	683,000	—	—
Standard Parking Corp.[7]	1,048,600	—	1,048,600	—	—	—
U.S. Auto Parts Network, Inc.[7]	1,980,000	—	1,980,000	—	—	—
					$23,655	$3,154,516

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $151,180,000, which represented .69% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $827,990,000, which represented 3.77% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$ 45,000	$ 58,489.27%
Talmer Bancorp, Inc., Class A	4/28/2010–12/12/2012	21,244	28,625.13
bluebird bio, Inc.	7/20/2012	11,149	25,037.11
Visto Corp.	8/27/2012	20,000	14,945.07
Africa Oil Corp.	12/3/2012	14,460	12,507.05
OFG Bancorp, Series C, 8.75% noncumulative
convertible preferred	6/28/2012	6,000	10,288.04
Ultragenyx Pharmaceutical Inc., Series B,
convertible preferred	12/17/2012	7,726	7,726.04
First Southern Bancorp, Inc.	12/17/2009	22,070	6,052.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	4,016.02
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00

Total restricted securities		$190,220	$167,685.76%

6This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2012; it was not publicly disclosed.

7Unaffiliated issuer at 6/30/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 4,470,534	$ 693	$ 30	$ 4,471,257
Health care	2,685,491	—	25,037	2,710,528
Industrials	2,660,406	—	—	2,660,406
Information technology	2,646,921	—	3,539	2,650,460
Financials	2,128,786	—	34,677	2,163,463
Consumer staples	1,287,423	—	—	1,287,423
Materials	1,157,343	—	2,028	1,159,371
Energy	1,137,269	—	—	1,137,269
Utilities	523,621	—	—	523,621
Telecommunication services	387,663	—	14,945	402,608
Miscellaneous	1,097,285	—	—	1,097,285
Preferred stocks	—	16,027	—	16,027
Warrants		—	—	—
—
Convertible securities	—	16,447	70,231	86,678
Bonds, notes & other debt instruments	—	62,418	—	62,418
Short-term securities	—	1,569,620	—	1,569,620
Total	$20,182,742	$1,665,205	$150,487	$21,998,434

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,136	$—	$3,136
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	(36)	$—	(36)
Total	$—	$3,100	$—	$3,100

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 6,163,545
Gross unrealized depreciation on investment securities	(1,392,675)
Net unrealized appreciation on investment securities	4,770,870
Cost of investment securities for federal income tax purposes	17,227,564

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

A$ = Australian dollars

GBP/£ = British pounds

¥ = Japanese yen

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-035-0813O-S37738

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 28, 2013